LONG-TERM DEBT, NET (2019 7.250% Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands		9 Months Ended
	Feb. 17, 2021	Sep. 30, 2021	Sep. 30, 2020	Jan. 14, 2021	Jan. 11, 2021	Jan. 04, 2021	Dec. 31, 2020
Long-term Debt [Line Items]
Loss on extinguishment of debt		$ 28,817	$ 18,497
Total long-term debt		$ 2,100,128					$ 1,600,129
2019 7.250% Studio City Notes, due 2024 [Member]
Long-term Debt [Line Items]
Interest rate per annum	7.25%				7.25%	7.25%
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Interest rate per annum		7.25%
Loss on extinguishment of debt		$ 28,817
Debt instrument redemption amount	$ 252,944
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member] | Conditional Tender Offer [Member]
Long-term Debt [Line Items]
Total long-term debt					$ 347,056
2021 5.000% Studio City Notes[Member]
Long-term Debt [Line Items]
Interest rate per annum				5.00%
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Interest rate per annum		5.00%
2021 5.000% Studio City Notes, due 2029 [Member] | First 2021 5.000% Studio City Notes [Member]
Long-term Debt [Line Items]
Interest rate per annum				5.00%
Total long-term debt				$ 750,000